Property, Plant and Equipment - Schedule of Property, Plant and Equipment and Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment and Depreciation [Line Items]
Cost	$ 23,676,865
Accumulated depreciation	(10,031,207)
Net amount	13,645,658	$ 11,780,880
Buildings [Member]
Schedule of Property, Plant and Equipment and Depreciation [Line Items]
Cost	6,855,470
Accumulated depreciation	(2,362,872)
Net amount	$ 4,492,598	3,991,581
Buildings [Member] | Bottom of Range [Member]
Schedule of Property, Plant and Equipment and Depreciation [Line Items]
Useful life	5 years
Buildings [Member] | Top of Range [Member]
Schedule of Property, Plant and Equipment and Depreciation [Line Items]
Useful life	60 years
Land [Member]
Schedule of Property, Plant and Equipment and Depreciation [Line Items]
Cost	$ 1,172,513
Accumulated depreciation
Net amount	1,172,513	1,060,288
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment and Depreciation [Line Items]
Cost	10,473,827
Accumulated depreciation	(6,027,805)
Net amount	$ 4,446,022	4,038,196
Machinery and equipment [Member] | Bottom of Range [Member]
Schedule of Property, Plant and Equipment and Depreciation [Line Items]
Useful life	3 years
Machinery and equipment [Member] | Top of Range [Member]
Schedule of Property, Plant and Equipment and Depreciation [Line Items]
Useful life	30 years
Facilities [Member]
Schedule of Property, Plant and Equipment and Depreciation [Line Items]
Cost	$ 1,336,143
Accumulated depreciation	(468,166)
Net amount	$ 867,977	682,348
Facilities [Member] | Bottom of Range [Member]
Schedule of Property, Plant and Equipment and Depreciation [Line Items]
Useful life	10 years
Facilities [Member] | Top of Range [Member]
Schedule of Property, Plant and Equipment and Depreciation [Line Items]
Useful life	30 years
Computer equipment [Member]
Schedule of Property, Plant and Equipment and Depreciation [Line Items]
Cost	$ 568,098
Accumulated depreciation	(373,379)
Net amount	$ 194,719	187,164
Computer equipment [Member] | Bottom of Range [Member]
Schedule of Property, Plant and Equipment and Depreciation [Line Items]
Useful life	2 years
Computer equipment [Member] | Top of Range [Member]
Schedule of Property, Plant and Equipment and Depreciation [Line Items]
Useful life	15 years
Vehicles (land and air) [Member]
Schedule of Property, Plant and Equipment and Depreciation [Line Items]
Cost	$ 593,539
Accumulated depreciation	(221,720)
Net amount	$ 371,819	275,582
Vehicles (land and air) [Member] | Bottom of Range [Member]
Schedule of Property, Plant and Equipment and Depreciation [Line Items]
Useful life	3 years
Vehicles (land and air) [Member] | Top of Range [Member]
Schedule of Property, Plant and Equipment and Depreciation [Line Items]
Useful life	35 years
Construction in progress [Member]
Schedule of Property, Plant and Equipment and Depreciation [Line Items]
Cost	$ 1,697,271
Accumulated depreciation
Net amount	1,697,271	1,238,785
Other [Member]
Schedule of Property, Plant and Equipment and Depreciation [Line Items]
Cost	980,004
Accumulated depreciation	(577,265)
Net amount	$ 402,739	$ 306,936
Other [Member] | Bottom of Range [Member]
Schedule of Property, Plant and Equipment and Depreciation [Line Items]
Useful life	2 years
Other [Member] | Top of Range [Member]
Schedule of Property, Plant and Equipment and Depreciation [Line Items]
Useful life	25 years